Brown Advisory Total Return Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 37.3%
1,800,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	1.43%	09/15/2034	1,796,189
1,250,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ C (1 Month LIBOR USD + 1.60%)^	1.68%	04/15/2036	1,242,599
8,219,200	BX Commercial Mortgage Trust, Series 2021-VOLT D (1 Month LIBOR USD + 1.65%)^	1.75%	09/15/2036	8,246,447
1,382,393	BX Commercial Mortgage Trust, Series 2020-BXLP C (1 Month LIBOR USD + 1.25%)^	1.33%	12/15/2036	1,383,652
940,000	BX Trust, Series 2019-CALM C (1 Month LIBOR USD + 1.30%)^	1.38%	11/15/2032	941,138
3,445,000	BX Trust, Series 2021-SDMF B (1 Month LIBOR USD + 0.74%)^	8.38%	09/15/2034	3,443,924
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	1.33%	12/15/2037	501,282
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%)^	1.53%	12/15/2037	501,338
600,000	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	1.38%	12/15/2031	600,167
1,250,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	1.51%	05/15/2036	1,252,700
2,950,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	1.68%	05/15/2036	2,962,799
4,000,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	4,030,942
928,655	FHLMC PC, Pool# G3-1063	3.50%	11/01/2037	1,000,567
4,150,618	FHLMC PC, Pool# SD-0580	3.00%	04/01/2051	4,365,579
1,988,547	FHLMC PC, Pool# QC-2694	2.50%	06/01/2051	2,059,044
728,417	FHLMC REMIC, Series 4094 NI~	2.50%	03/15/2027	18,730
1,608,247	FHLMC REMIC, Series 4107 LI~	3.00%	08/15/2027	183,010
1,705,818	FHLMC REMIC, Series 4143 IA~	3.50%	09/15/2042	171,780
3,790,424	FHLMC REMIC, Series 4774 LP	3.50%	09/15/2046	3,932,765
300,000	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	304,261
3,773,058	FHMS, Series K-021 X1#~	1.51%	06/25/2022	15,288
10,226,052	FHMS, Series K-C02 X1#~	0.50%	03/25/2024	81,930
4,338,088	FHMS, Series K-038 X1#~	1.26%	03/25/2024	97,002
63,457,184	FHMS, Series K-047 X1#~	0.25%	05/25/2025	304,867
10,124,432	FHMS, Series Q-013 XPT1~	1.66%	05/25/2025	328,195
19,143,833	FHMS, Series K-C06 X1#~	1.03%	06/25/2025	527,028
10,331,485	FHMS, Series K-734 X1#~	0.79%	02/25/2026	262,376
6,622,886	FHMS, Series K-735 X1#~	1.09%	05/25/2026	262,235
8,487,172	FHMS, Series K-736 X1#~	1.44%	07/25/2026	441,767
661,513	FHMS, Series K-058 X1#~	1.05%	08/25/2026	26,415
2,998,234	FHMS, Series K-C04 X1#~	1.40%	12/25/2026	134,596
7,590,637	FHMS, Series Q-013 XPT2~	1.81%	05/25/2027	278,822
1,353,602	FHMS, Series K-W03 X1#~	0.98%	06/25/2027	48,647
7,468,577	FHMS, Series K-C05 X1#~	1.34%	07/25/2027	352,660
6,000,000	FHMS, Series K-739 XAM#~	1.71%	09/25/2027	528,481
16,500,000	FHMS, Series K-740 XAM#~	1.20%	10/25/2027	1,029,574
9,859,450	FHMS, Series K-070 X1#~	0.46%	11/25/2027	188,635
331,488	FHMS, Series Q-006 APT1#	2.83%	04/25/2028	348,328
4,971,906	FHMS, Series K-087 X1#~	0.51%	12/25/2028	125,464
3,988,401	FHMS, Series K-092 X1#~	0.85%	04/25/2029	196,014
5,494,473	FHMS, Series K-G01 X1#~	1.11%	04/25/2029	300,842
3,537,753	FHMS, Series K-094 X1#~	1.02%	06/25/2029	215,054
4,494,421	FHMS, Series K-103 X1#~	0.76%	11/25/2029	212,819
4,800,000	FHMS, Series K-110 XAM#~	1.98%	04/25/2030	700,872
4,750,000	FHMS, Series K-111 XAM#~	1.91%	05/25/2030	671,283
6,238,500	FHMS, Series K-114 XAM#~	1.44%	06/25/2030	668,196
9,300,000	FHMS, Series K-115 XAM#~	1.65%	07/25/2030	1,147,691
267,964	FHMS, Series Q-010 APT1#	2.89%	04/25/2046	269,350
2,599,934	FHMS, Series Q-007 APT2#	3.30%	10/25/2047	2,735,574
1,168,204	FHMS, Series Q-013 APT1#	1.18%	05/25/2050	1,181,730
500,000	FNMA, Pool# AN0287	2.95%	11/01/2025	536,420
970,520	FNMA, Pool# BL4019	2.39%	01/01/2026	1,019,197
1,000,000	FNMA, Pool# AN1614	2.47%	06/01/2026	1,033,324
1,374,621	FNMA, Pool# AN3755	2.92%	12/01/2026	1,452,640
4,000,000	FNMA, Pool# AN9359	3.64%	06/01/2028	4,332,818
3,000,000	FNMA, Pool# BL4576	2.70%	10/01/2031	3,230,643
628,097	FNMA, Pool# MA2897	3.00%	02/01/2037	665,854
257,364	FNMA, Pool# 467095	5.90%	01/01/2041	302,153
169,944	FNMA, Pool# 469130	4.87%	10/01/2041	193,693
192,211	FNMA, Pool# BH7686	4.50%	12/01/2047	210,048
93,490	FNMA, Pool# BK5105	5.50%	05/01/2048	105,277
110,340	FNMA, Pool# BK8032	5.50%	06/01/2048	125,014
95,393	FNMA, Pool# BN0202	5.50%	09/01/2048	107,828
110,166	FNMA, Pool# BN4936	5.50%	12/01/2048	123,326
109,310	FNMA, Pool# BN4921	5.50%	01/01/2049	122,302
2,655,178	FNMA, Pool# FM4866	2.50%	10/01/2050	2,743,924
4,332,960	FNMA, Pool# MA4238	2.50%	01/01/2051	4,470,256
5,680,524	FNMA, Pool# FM6708	2.50%	01/01/2051	5,869,174
4,754,757	FNMA, Pool# BR2618	2.00%	02/01/2051	4,781,131
4,776,136	FNMA, Pool# BR2695	2.00%	02/01/2051	4,802,630
4,778,431	FNMA, Pool# MA4281	2.00%	03/01/2051	4,793,215
5,751,481	FNMA, Pool# BR8946	2.50%	05/01/2051	5,945,000
6,836,534	FNMA, Pool# BT0539	2.50%	05/01/2051	7,053,160
5,916,268	FNMA, Pool# BT1090	2.50%	05/01/2051	6,115,334
3,000,000	FNMA, Pool# FM8754	3.00%	09/01/2051	3,204,859
19,000,000	FNMA, 2.00%, due TBA November	2.00%	11/15/2051	19,005,937
20,981,811	FNMA REMIC Trust, Series 2019-M23 X3#~	0.38%	10/27/2031	525,729
291,440	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	321,877
1,338,041	FNMA REMIC Trust, Series 2019-47 QA	3.00%	06/25/2049	1,397,825
1,551,814	FNMA REMIC Trust, Series 2020-10 Q	3.00%	03/25/2050	1,610,593
3,996,426	FNMA REMIC Trust, Series 2021-47 IO~	2.50%	07/25/2051	545,116
2,000,000	FREMF Mortgage Trust, Series 2019-K102 B#^	3.65%	10/25/2029	2,141,752
2,986,048	FREMF Mortgage Trust, Series 2020-KF75 B (1 Month LIBOR USD + 2.25%)^	2.33%	12/26/2029	2,972,958
2,020,000	FREMF Mortgage Trust, Series 2020-K105 B#^	3.53%	02/25/2030	2,149,785
1,750,000	FREMF Mortgage Trust, Series 2016-K723 B#^	3.69%	10/25/2039	1,830,811
1,785,000	FREMF Mortgage Trust, Series 2017-K64 B#^	4.13%	05/25/2050	1,965,546
1,500,000	FREMF Mortgage Trust, Series 2019-K89 B#^	4.43%	01/25/2051	1,695,928
1,500,000	FREMF Mortgage Trust, Series 2019-K734 B#^	4.19%	02/25/2051	1,638,959
2,000,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.16%	05/25/2052	2,195,743
750,000	FREMF Mortgage Trust, Series 2019-K736 B#^	3.88%	09/25/2052	808,256
338,822	GNMA, Pool# 723334X	5.00%	09/15/2039	395,532
2,810,543	GNMA REMIC Trust, Series 2017-167 SE (1 Month LIBOR USD + 6.20%)~	6.11%	11/20/2047	579,108
1,537,686	GNMA REMIC Trust, Series 2019-152 LC	3.50%	10/20/2049	1,569,792
1,992,011	GNMA REMIC Trust, Series 2021-136 BD	2.00%	08/20/2051	2,037,227
574,782	GNMA REMIC Trust, Series 2014-45 B1#~	0.59%	07/16/2054	10,312
316,330	GNMA REMIC Trust, Series 2014-135 I0#~	0.45%	01/16/2056	7,989
376,295	GNMA REMIC Trust, Series 2015-172 I0#~	0.61%	03/16/2057	10,976
649,882	GNMA REMIC Trust, Series 2016-40 I0#~	0.63%	07/16/2057	20,756
514,457	GNMA REMIC Trust, Series 2016-56 I0#~	0.90%	11/16/2057	24,643
713,640	GNMA REMIC Trust, Series 2016-98 I0#~	0.84%	05/16/2058	35,088
4,892,585	GNMA REMIC Trust, Series 2021-084 ED	1.00%	07/16/2060	4,714,349
1,000,000	JPMCC, Series 2019-BKWD C (1 Month LIBOR USD + 1.60%)^	1.68%	09/17/2029	997,008
1,301,678	KKR Industrial Portfolio Trust, Series 2020-AIP D (1 Month LIBOR USD + 2.03%)^	2.11%	03/16/2037	1,304,670
1,500,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	1,528,869
600,000	MSC, Series 2019-NUGS B (1 Month LIBOR USD + 1.30%)^	2.80%	12/15/2036	602,173
1,000,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC C^	3.40%	12/16/2038	1,039,452
144,698	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	144,584
Total Mortgage Backed Securities (Cost $169,301,214)				171,789,211

Corporate Bonds & Notes - 34.1%
4,540,000	Alexandria Real Estate Equities, Inc.	2.00%	05/18/2032	4,399,147
2,025,000	Allison Transmission, Inc.^	5.88%	06/01/2029	2,205,832
2,170,000	Beacon Roofing Supply, Inc.^	4.50%	11/15/2026	2,259,512
1,885,000	Booking Holdings, Inc.	4.63%	04/13/2030	2,239,507
2,050,000	Boyd Gaming Corp.^	8.63%	06/01/2025	2,224,250
2,123,000	Brinker International, Inc.^	5.00%	10/01/2024	2,251,484
4,595,000	Brunswick Corp.	2.40%	08/18/2031	4,442,959
2,335,000	Carrols Restaurant Group, Inc.^	5.88%	07/01/2029	2,200,959
2,193,000	CCM Merger, Inc.^	6.38%	05/01/2026	2,310,874
2,205,000	Clearway Energy Operating LLC^	3.75%	02/15/2031	2,213,269
4,070,000	Colonial Enterprises, Inc.^	3.25%	05/15/2030	4,386,646
5,313,000	Conservation Fund	3.47%	12/15/2029	5,608,480
2,220,000	Crowdstrike Holdings, Inc.	3.00%	02/15/2029	2,215,338
4,185,000	Crown Castle International Corp.	3.30%	07/01/2030	4,459,333
3,925,000	CVS Health Corp.	4.30%	03/25/2028	4,467,901
2,165,000	Dana, Inc.	4.25%	09/01/2030	2,229,300
4,075,000	Darden Restaurants, Inc.	3.85%	05/01/2027	4,522,028
2,215,000	Enel Finance International NV^	2.25%	07/12/2031	2,184,513
4,570,000	Enterprise Products Operating LLC (Fixed until 08/16/2022, then 3 Month LIBOR USD + 2.99%)	4.88%	08/16/2077	4,502,100
3,500,000	Equinix, Inc.	2.50%	05/15/2031	3,522,288
3,890,000	Exelon Corp.	4.05%	04/15/2030	4,406,725
4,125,000	Fortis, Inc.	3.06%	10/04/2026	4,426,277
2,065,000	Graphic Packaging International LLC^	4.75%	07/15/2027	2,237,944
3,040,000	Hasbro, Inc.	3.50%	09/15/2027	3,318,427
1,047,000	Hawaiian Brand Intellectual Property, Ltd.^	5.75%	01/20/2026	1,096,732
3,935,000	Huntsman International LLC	4.50%	05/01/2029	4,458,243
2,190,000	Kaiser Aluminum Corp.^	4.50%	06/01/2031	2,247,487
758,000	KeHE Distributors LLC^	8.63%	10/15/2026	822,809
2,220,000	LBM Acquisition LLC^	6.25%	01/15/2029	2,222,031
3,980,000	Lear Corp.	4.25%	05/15/2029	4,453,715
4,440,000	LYB International Finance III LLC	2.25%	10/01/2030	4,442,569
3,880,000	Marriott International, Inc.	4.65%	12/01/2028	4,422,468
3,879,000	Marvell Technology, Inc.^	4.88%	06/22/2028	4,480,670
2,235,000	Mercer International, Inc.	5.13%	02/01/2029	2,285,288
1,960,000	NextEra Energy Capital Holdings, Inc. (Fixed until 12/01/2027, then 3 Month LIBOR USD + 2.41%)	4.80%	12/01/2077	2,199,888
4,027,000	NXP BV^	3.88%	06/18/2026	4,436,915
2,065,000	Performance Food Group, Inc.^	6.88%	05/01/2025	2,191,481
4,515,000	PerkinElmer, Inc.	2.25%	09/15/2031	4,452,384
4,075,000	PVH Corp.	4.63%	07/10/2025	4,488,394
2,355,000	Rackspace Technology Global, Inc.^	3.50%	02/15/2028	2,276,155
3,510,000	SYSCO Corp.	5.95%	04/01/2030	4,462,815
4,640,000	Takeda Pharmaceutical Co., Ltd.	2.05%	03/31/2030	4,565,843
1,800,000	Terminix Co. LLC	7.45%	08/15/2027	2,181,123
4,065,000	Thermo Fisher Scientific, Inc.	3.20%	08/15/2027	4,427,659
4,235,000	VF Corp.	2.95%	04/23/2030	4,455,863
2,290,000	VOC Escrow, Ltd.^	5.00%	02/15/2028	2,262,623
4,050,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	4,331,676
Total Corporate Bonds & Notes (Cost $152,004,999)				156,899,924

Asset Backed Securities - 16.6%
540,000	American Homes 4 Rent, Series 2014-SFR2 D^	5.15%	10/17/2036	578,868
2,000,000	American Homes 4 Rent, Series 2014-SFR3 B^	4.20%	12/18/2036	2,119,648
520,000	American Homes 4 Rent, Series 2015-SFR1 D^	4.41%	04/18/2052	552,033
1,000,000	AmeriCredit Automobile Receivables Trust, Series 2020-2 C	1.48%	02/18/2026	1,014,166
2,196,000	AmeriCredit Automobile Receivables Trust, Series 2021-1 D	1.21%	12/18/2026	2,187,747
2,255,000	CarMax Auto Owner Trust, Series 2021-2 C	1.34%	02/16/2027	2,251,911
500,000	CNH Equipment Trust, Series 2020-A A4	1.51%	04/15/2027	511,237
801,039	Dext LLC, Series 2020-1 A^	1.46%	02/16/2027	804,206
1,000,000	Drive Auto Receivables Trust, Series 2019-3 D	3.18%	10/15/2026	1,029,136
1,320,000	Drive Auto Receivables Trust, Series 2020-1 D	2.70%	05/15/2027	1,353,990
5,200,000	Dryden 64 CLO Ltd., Series 2018-64A A (3 Month LIBOR USD + 0.97%)^	1.10%	04/18/2031	5,201,321
1,500,000	Exeter Automobile Receivables Trust, Series 2019-3A D^	3.11%	08/15/2025	1,545,894
1,628,853	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	1,639,655
1,372,041	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	1,371,844
223,437	FREED ABS Trust, Series 2019-1 B^	3.87%	06/18/2026	224,009
517,740	FREED ABS Trust, Series 2021-1CP A^	0.66%	03/20/2028	518,072
1,000,000	GM Financial Automobile Leasing Trust, Series 2021-2 C	1.01%	05/20/2025	1,004,149
2,300,000	GoodLeap Sustainable Home Solutions Trust, Series 2021-4 A^	1.93%	07/20/2048	2,289,088
750,000	HPEFS Equipment Trust, Series 2020-1A C^	2.03%	02/20/2030	762,254
1,000,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	1,021,063
1,380,000	HPEFS Equipment Trust, Series 2021-1 TR^	1.03%	03/20/2031	1,378,022
462,725	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	1.23%	12/19/2036	463,807
402,370	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	1.53%	12/19/2036	403,378
799,885	Invitation Homes Trust, Series 2018-SFR1 B (1 Month LIBOR USD + 0.95%)^	1.03%	03/19/2037	801,619
2,199,685	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	1.33%	03/19/2037	2,206,188
999,843	Invitation Homes Trust, Series 2018-SFR2 B (1 Month LIBOR USD + 1.08%)^	1.16%	06/18/2037	1,002,853
3,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-2 B^	0.89%	12/25/2028	3,000,416
3,058,983	JPMorgan Chase Bank NA - CACLN, Series 2021-3 B^	0.76%	02/25/2029	3,057,385
4,000,000	Madison Park Funding XVIII Ltd., Series 2015-18 A1R (3 Month LIBOR USD + 1.19%)^	1.32%	10/21/2030	4,001,676
1,505,756	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	1,535,434
1,737,651	Nationstar HECM Loan Trust, Series 2020-1 A#^	1.27%	09/25/2030	1,744,127
563,933	Newtek Small Business Loan Trust, Series 2018-1 A (PRIME + -0.55%)^	2.70%	02/25/2044	556,238
5,000,000	Octagon Investment Partners 54, Ltd. (3 Month LIBOR USD + 1.12%)^	1.25%	07/15/2034	5,006,175
640,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	642,057
2,000,000	PFS Financing Corp., Series 2020-F A^	0.93%	08/15/2024	2,011,036
2,420,000	PFS Financing Corp., Series 2021-A A^	0.71%	04/15/2026	2,416,488
1,000,000	Prestige Auto Receivables Trust, Series 2019-1A D^	3.01%	08/15/2025	1,023,133
790,000	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	806,804
364,000	SBA Tower Trust, Series 2020-1-2^	2.33%	01/15/2028	371,339
2,700,000	Stack Infrastructure Issuer LLC, Series 2020-1A A2^	1.89%	08/25/2045	2,717,260
5,800,000	Symphony CLO XIX, Ltd., Series 2018-19A A (3 Month LIBOR USD + 0.96%)^	1.09%	04/16/2031	5,800,655
2,180,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	2,179,975
628,759	Theorem Funding Trust, Series 2020-1A A^	2.48%	10/15/2026	631,725
3,000,000	Vantage Data Centers LLC, Series 2020-1A A2^	1.65%	09/15/2045	2,993,684
583,829	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	588,295
1,000,000	Westlake Automobile Receivables Trust, Series 2020-2A C^	2.01%	07/15/2025	1,016,942
Total Asset Backed Securities (Cost $76,086,099)				76,337,002

U.S. Treasury Notes - 14.3%
34,115,000	United States Treasury Note	0.38%	03/31/2022	34,169,154
30,470,000	United States Treasury Note	2.75%	04/30/2023	31,696,537
Total U.S. Treasury Notes (Cost $65,873,730)				65,865,691

Municipal Bonds - 0.4%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	335,687
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,569,395
Total Municipal Bonds (Cost $1,525,790)				1,905,082

Shares/Par Value
Short-Term Investments - 0.6%
Money Market Funds - 0.2%
994,594	First American Government Obligations Fund - Class Z, 0.02%*			994,594
U.S. Treasury Bills - 0.4%
1,800,000	United States Treasury Bill, 10/14/2021, 0.05%†			1,799,989
Total Short-Term Investments (Cost $2,794,564)				2,794,583
Total Investments - 103.3% (Cost $467,586,396)				475,591,493
Liabilities in Excess of Other Assets - (3.3)%				(14,998,021)
NET ASSETS - 100.0%				$460,593,472

# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
* Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in money market funds, with a total market value of $994,594 were categorized as Level 1, while the Fund's investments in mortgage backed securities, corporate bonds & notes, asset backed securities, U.S. Treasury Notes and Bills, and municipal bonds, with a total market value of $474,596,899 were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Total Return Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	31	12/31/2021	$6,826,197	$6,821,695	$(4,502)
U.S. Treasury Long Bond Futures	183	12/21/2021	30,061,443	29,137,031	(924,412)
U.S. Treasury Ultra Bond Futures	355	12/21/2021	70,628,836	67,827,188	(2,801,648)
			$107,516,476	$103,785,914	$(3,730,562)

Futures Contracts - Short
The Brown Advisory Total Return Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	(280)	12/31/2021	$(34,615,918)	$(34,367,812)	$248,106
U.S. Treasury 10-Year Note Futures	(405)	12/21/2021	(54,037,041)	(53,301,797)	735,244
U.S. Treasury 10-Year Ultra Note Futures	(161)	12/21/2021	(23,919,121)	(23,385,250)	533,871
			$(112,572,080)	$(111,054,859)	$1,517,221

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.